DERIVATIVE WARRANTS LIABILITY - Schedule of warrant issued (Details) - January 19, 2024 Warrants Issued [Member]	1 Months Ended	12 Months Ended
	Jan. 19, 2024	Dec. 31, 2025
Credit Derivatives [Line Items]
Risk-free interest rate	4.16%	4.39%
Dividend yield	0.00%	0.00%
Volatility factor	123.00%	287.00%
Expected life of the warrants in years	1 year 18 days	2 years